UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2014

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 59.2%	SHARES	VALUE
Air Freight & Logistics - 2.2%
FedEx Corp.	55,312	$7,332,159

Automobiles - 1.2%
Toyota Motor Corp. (ADR)	34,548	3,900,469

Banks - 2.1%
Wells Fargo & Co.	143,287	7,127,095

Biotechnology - 2.1%
Amgen, Inc.	58,840	7,257,326

Capital Markets - 1.9%
Credit Suisse Group AG (ADR)*	193,910	6,278,806

Communications Equipment - 2.1%
Cisco Systems, Inc.	320,729	7,187,537

Consumer Finance - 2.2%
Capital One Financial Corp.	97,719	7,539,998

Diversified Financial Services - 1.6%
Moody's Corp.	68,038	5,396,774

Diversified Telecommunication Services - 0.4%
BT Group plc (ADR)	21,198	1,353,492

Electronic Equipment & Instruments - 0.3%
Knowles Corp.*	32,989	1,041,463

Energy Equipment & Services - 2.2%
Dresser-Rand Group, Inc.*	1,911	111,622
Exterran Holdings, Inc.	157,348	6,904,430
Newpark Resources, Inc.*	24,964	285,838
		7,301,890

Food & Staples Retailing - 1.1%
CVS Caremark Corp.	50,896	3,810,075

Food Products - 1.2%
General Mills, Inc.	78,524	4,069,114

Health Care Equipment & Supplies - 3.4%
Becton Dickinson and Co.	9,262	1,084,395
Medtronic, Inc.	90,045	5,541,369
St. Jude Medical, Inc.	72,471	4,738,879
		11,364,643

Health Care Providers & Services - 1.7%
McKesson Corp.	32,594	5,755,123

Household Products - 1.9%
Kimberly-Clark Corp.	59,950	6,609,488

Industrial Conglomerates - 2.0%
Danaher Corp.	88,273	6,620,475

Insurance - 3.7%
Aflac, Inc.	41,250	2,600,400
Allianz SE (ADR)	28,211	475,355
American Financial Group, Inc.	96,813	5,587,078
The Travelers Co.'s, Inc.	46,911	3,992,126
		12,654,959

IT Services - 2.6%
DST Systems, Inc.	41,722	3,954,828
Western Union Co.	291,069	4,761,889
		8,716,717

Machinery - 2.8%
Cummins, Inc.	28,108	4,187,811
Dover Corp.	65,979	5,393,783
		9,581,594

Media - 8.0%
DIRECTV*	99,422	7,597,829
Omnicom Group, Inc.	58,567	4,251,964
Time Warner Cable, Inc.	44,164	6,058,417
Time Warner, Inc.	75,544	4,935,289
Viacom, Inc., Class B	50,743	4,312,648
		27,156,147

Multiline Retail - 1.8%
Target Corp.	99,039	5,992,850

Oil, Gas & Consumable Fuels - 1.5%
Denbury Resources, Inc.	310,424	5,090,954

Pharmaceuticals - 4.3%
Johnson & Johnson	95,122	9,343,834
Roche Holding AG (ADR)	136,639	5,154,023
		14,497,857

Software - 1.2%
CA, Inc.	130,911	4,054,314

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	23,397	12,558,106

Total Equity Securities (Cost $184,317,495)		200,249,425

ASSET-BACKED SECURITIES - 2.8%	PRINCIPAL AMOUNT
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	$320,000	326,573
2.39%, 11/12/19 (e)	230,000	230,900
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	400,000	407,859
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	900,000	897,592
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	223,043	223,942
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	394,000	397,979
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	170,000	171,618
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	193,682	196,197
Flagship Rail Services LLC, 3.96%, 4/15/43 (e)	375,000	377,768
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	962,833	947,276
Invitation Homes Trust:
1.305%, 12/17/30 (e)(r)	199,140	199,141
1.60%, 12/17/30 (e)(r)	100,000	99,939
TOP-RE, Series 2013-LTR1, Class A Notes, 3.47%, 11/20/28	153,705	153,777
MVW Owner Trust, 2.15%, 4/22/30 (e)	226,222	227,835
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	283,829	283,898
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	230,000	232,548
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	240,365	241,466
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	300,000	286,614
SLM Student Loan Trust:
2.59%, 1/15/26 (e)	200,000	200,948
3.50%, 11/15/44 (e)	100,000	94,688
1.693%, 1/25/45 (r)	400,000	386,518
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	614,932	608,988
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	378,502	379,343
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	267,500	262,229
3.55%, 11/20/38 (e)	290,000	291,081
4.625%, 11/20/38 (e)	676,667	697,072
3.51%, 2/22/39 (e)	644,583	644,017

Total Asset-Backed Securities (Cost $9,460,437)		9,467,806

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	204,389	204,276
Structured Agency Credit Risk Debt Notes:
1.604%, 11/25/23 (r)	215,757	216,969
4.919%, 11/25/23 (r)	300,000	311,368

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $731,183)		732,613

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Aventura Mall Trust:
2013-AVM-A, 3.743%, 12/5/32 (e)(r)	200,000	208,138
2013-AVM-C, 3.743%, 12/5/32 (e)(r)	100,000	100,729
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	595,000	579,522
COMM Mortgage Trust, 2.155%, 6/8/30 (e)(r)	550,000	550,787
Commercial Mortgage Pass Through Certificates, 3.25%, 11/27/28 (e)(r)	163,126	163,522
Extended Stay America Trust:
2.958%, 12/5/31 (e)	295,000	292,685
3.604%, 12/5/31 (e)	505,000	505,042
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	475,000	440,687
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31	300,000	299,288
Series - D, 3.79%, 1/10/31	200,000	186,563
Hilton USA Trust:
3.714%, 11/5/30 (e)	500,000	506,454
4.453%, 11/5/30 (e)(r)	200,000	202,380
JP Morgan Chase Commercial Mortgage Securities Trust:
1.305%, 4/15/30 (e)(r)	300,000	299,231
1.555%, 10/15/30 (e)(r)	300,000	300,192
Madison Avenue Trust, 3.843%, 10/12/32 (e)	500,000	521,948
Motel 6 Trust, 2.743%, 10/5/25 (e)	850,000	853,927
ORES NPL LLC:
6.00%, 3/27/24 (e)	300,000	299,184
3.081%, 9/25/25 (e)	234,093	234,099

Total Commercial Mortgage-Backed Securities (Cost $6,617,429)		6,544,378

CORPORATE BONDS - 25.3%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	380,632
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 2.50%, 11/15/18	250,000	250,414
Amazon.com, Inc.:
1.20%, 11/29/17	400,000	396,043
2.50%, 11/29/22	800,000	743,279
America Movil SAB de CV, 2.375%, 9/8/16	300,000	308,700
American Express Centurion Bank, 0.687%, 11/13/15 (r)	1,200,000	1,205,498
American Honda Finance Corp., 1.60%, 2/16/18 (e)	300,000	296,860
American Tower Corp., 3.40%, 2/15/19	300,000	307,421
Amgen, Inc.:
2.50%, 11/15/16	225,000	232,511
5.15%, 11/15/41	400,000	412,087
Apple, Inc.:
2.40%, 5/3/23	200,000	185,456
3.85%, 5/4/43	200,000	177,360
AT&T, Inc.:
2.95%, 5/15/16	300,000	312,413
1.40%, 12/1/17	200,000	197,886
2.30%, 3/11/19	400,000	397,932
3.90%, 3/11/24	700,000	698,020
5.55%, 8/15/41	300,000	314,943
Autodesk, Inc., 1.95%, 12/15/17	400,000	401,151
Bank of America Corp.:
0.566%, 8/15/16 (r)	300,000	296,374
2.60%, 1/15/19	400,000	401,578
2.65%, 4/1/19	200,000	200,638
4.125%, 1/22/24	1,400,000	1,415,777
Bank of America NA:
5.30%, 3/15/17	950,000	1,045,424
0.533%, 6/15/17 (r)	500,000	491,868
Bank of New York Mellon Corp., 2.40%, 1/17/17	300,000	310,142
BB&T Corp., 1.60%, 8/15/17	400,000	401,162
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	253,732
Bombardier, Inc.:
4.75%, 4/15/19 (e)	300,000	300,000
6.00%, 10/15/22 (e)	200,000	200,000
Boston Properties LP:
3.70%, 11/15/18	200,000	212,156
3.85%, 2/1/23	500,000	504,206
Canadian National Railway Co., 1.45%, 12/15/16	100,000	101,115
Capital One Bank:
2.25%, 2/13/19	200,000	198,524
3.375%, 2/15/23	800,000	778,442
CBS Corp., 3.375%, 3/1/22	200,000	195,917
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	400,023
CenturyLink, Inc.:
6.45%, 6/15/21	500,000	537,500
7.65%, 3/15/42	500,000	471,875
Cisco Systems, Inc., 5.50%, 1/15/40	350,000	398,633
CIT Group, Inc.:
5.25%, 3/15/18	650,000	698,750
5.00%, 8/1/23	200,000	204,500
Citigroup, Inc.:
2.50%, 9/26/18	1,100,000	1,105,972
5.50%, 9/13/25	600,000	639,119
Corning, Inc., 1.45%, 11/15/17	300,000	293,972
COX Communications, Inc., 4.70%, 12/15/42 (e)	400,000	356,366
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	500,000	542,145
Cummins, Inc.:
3.65%, 10/1/23	300,000	304,143
4.875%, 10/1/43	200,000	214,585
CVS Pass-Through Trust, 6.036%, 12/10/28	560,115	629,124
DDR Corp., 4.75%, 4/15/18	300,000	325,244
Deere & Co., 2.60%, 6/8/22	300,000	286,826
Delphi Corp., 4.15%, 3/15/24	400,000	399,517
Discover Financial Services:
6.45%, 6/12/17	500,000	567,965
3.85%, 11/21/22	500,000	490,812
Discovery Communications LLC:
3.30%, 5/15/22	700,000	682,693
4.875%, 4/1/43	500,000	487,046
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	148,252
Dun & Bradstreet Corp., 3.25%, 12/1/17	400,000	413,563
Eaton Corp., 1.50%, 11/2/17	500,000	497,593
eBay, Inc., 2.60%, 7/15/22	300,000	284,788
Ecolab, Inc., 4.35%, 12/8/21	500,000	537,999
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	199,491
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,132,500
EOG Resources, Inc., 2.625%, 3/15/23	400,000	377,897
ERP Operating LP, 4.625%, 12/15/21	300,000	324,325
Excalibur One 77B LLC, 1.492%, 1/1/25	128,213	121,342
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	406,755
Express Scripts Holding Co., 2.75%, 11/21/14	150,000	152,182
FedEx Corp.:
2.625%, 8/1/22	400,000	372,844
3.875%, 8/1/42	200,000	173,284
Fidelity National Information Services, Inc., 2.00%, 4/15/18	400,000	390,392
Fifth Third Bancorp, 2.30%, 3/1/19	300,000	297,905
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	572,803
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	400,000	408,156
3.984%, 6/15/16	450,000	476,811
2.375%, 3/12/19	150,000	148,846
5.875%, 8/2/21	700,000	805,443
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,004,995
Genworth Holdings, Inc., 4.80%, 2/15/24	1,000,000	1,040,269
Gilead Sciences, Inc.:
3.70%, 4/1/24	300,000	300,126
4.80%, 4/1/44	300,000	308,821
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	383,560
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	100,000	100,664
6.15%, 4/1/18	875,000	1,000,293
4.00%, 3/3/24	1,700,000	1,692,464
Great River Energy, 5.829%, 7/1/17 (e)	178,552	192,138
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	300,000	309,480
HCP, Inc., 3.15%, 8/1/22	400,000	382,558
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	392,698
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	600,000	630,000
8.75%, 7/15/21 (e)	300,000	325,500
Hershey Co., 1.50%, 11/1/16	150,000	152,557
Home Depot, Inc.:
2.70%, 4/1/23	400,000	380,720
4.20%, 4/1/43	400,000	386,580
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	290,526
Howard Hughes Medical Institute, 3.50%, 9/1/23	450,000	457,791
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	182,172
Ingredion, Inc., 1.80%, 9/25/17	400,000	392,314
Intel Corp., 4.80%, 10/1/41	250,000	258,310
International Business Machines Corp.:
2.90%, 11/1/21	300,000	299,502
3.625%, 2/12/24	300,000	302,486
International Finance Corp., 0.625%, 11/15/16	75,000	74,574
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	300,000	309,000
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	251,596
2.00%, 1/13/17	200,000	204,639
JPMorgan Chase & Co.:
1.139%, 1/25/18 (r)	500,000	505,642
2.35%, 1/28/19	400,000	401,056
3.20%, 1/25/23	1,700,000	1,648,439
3.875%, 2/1/24	600,000	605,383
Kimberly-Clark Corp., 3.70%, 6/1/43	300,000	267,664
Kinder Morgan Energy Partners LP:
3.50%, 3/1/21	500,000	498,027
5.50%, 3/1/44	200,000	204,524
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	400,000	404,853
2.50%, 11/1/18	200,000	199,298
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,050,000	1,065,588
Life Technologies Corp., 6.00%, 3/1/20	300,000	345,226
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	900,000	827,946
Lowe's Co.'s, Inc., 3.875%, 9/15/23	400,000	412,214
LULWA Ltd., 1.888%, 2/15/25	619,910	594,789
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	210,000	211,990
Masco Corp.:
5.85%, 3/15/17	400,000	440,000
6.50%, 8/15/32	150,000	152,625
Mattel, Inc.:
1.70%, 3/15/18	300,000	295,456
3.15%, 3/15/23	300,000	286,101
McDonald's Corp., 3.625%, 5/1/43	400,000	352,034
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	400,000	355,696
Methanex Corp.:
3.25%, 12/15/19	400,000	399,337
5.25%, 3/1/22	700,000	757,959
Microsoft Corp.:
2.125%, 11/15/22	300,000	277,715
3.50%, 11/15/42	300,000	259,537
Morgan Stanley:
6.25%, 8/28/17	600,000	686,687
2.50%, 1/24/19	300,000	299,164
5.50%, 1/26/20	800,000	902,230
5.00%, 11/24/25	300,000	308,676
Nationwide Health Properties, Inc., 6.90%, 10/1/37	150,000	179,388
NetApp, Inc., 3.25%, 12/15/22	350,000	326,585
New Albertsons, Inc., 8.00%, 5/1/31	300,000	247,500
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,567
NII Capital Corp.:
10.00%, 8/15/16	400,000	162,000
7.625%, 4/1/21	300,000	84,000
NIKE, Inc.:
2.25%, 5/1/23	400,000	369,234
3.625%, 5/1/43	400,000	355,055
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	100,000	100,439
2.65%, 9/26/18 (e)	300,000	303,462
2.35%, 3/4/19 (e)	450,000	447,271
Nordea Bank AB, 2.375%, 4/4/19 (e)	300,000	298,710
Nordstrom, Inc., 4.00%, 10/15/21	200,000	210,667
North American Development Bank:
2.30%, 10/10/18	500,000	494,110
2.40%, 10/26/22	360,000	336,366
NYU Hospitals Center, 4.428%, 7/1/42	300,000	271,809
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	304,768
Pentair Finance SA:
1.35%, 12/1/15	400,000	402,101
1.875%, 9/15/17	400,000	398,620
PepsiCo, Inc., 2.75%, 3/1/23	600,000	568,696
Perrigo Co. plc, 5.30%, 11/15/43 (e)	200,000	210,530
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	992,747
PNC Bank NA, 2.70%, 11/1/22	500,000	469,707
ProLogis LP, 6.875%, 3/15/20	109,000	128,728
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	400,000	428,000
Rogers Communications, Inc.:
3.00%, 3/15/23	400,000	375,781
5.00%, 3/15/44	400,000	402,712
Sanofi SA, 1.25%, 4/10/18	400,000	391,330
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	215,782
3.722%, 4/15/48 (e)	660,000	637,930
Simon Property Group LP, 6.125%, 5/30/18	300,000	348,982
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	800,000	848,000
9.00%, 5/1/18 (e)	400,000	408,000
St. Jude Medical, Inc., 3.25%, 4/15/23	300,000	290,960
Standard Chartered plc, 3.95%, 1/11/23 (e)	400,000	382,097
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	382,216
State Street Corp., 3.10%, 5/15/23	200,000	190,118
SunTrust Bank:
0.526%, 8/24/15 (r)	500,000	498,576
7.25%, 3/15/18	500,000	587,213
SunTrust Banks, Inc., 2.35%, 11/1/18	300,000	300,107
Tagua Leasing LLC, 1.581%, 11/16/24	543,044	514,214
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	419,439
3.192%, 4/27/18	400,000	409,676
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	386,008
The Hertz Corp., 7.50%, 10/15/18	400,000	426,000
The TJX Co.'s, Inc., 2.50%, 5/15/23	400,000	370,651
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	215,533
Thomson Reuters Corp.:
4.30%, 11/23/23	200,000	204,842
5.65%, 11/23/43	200,000	211,443
Time Warner Cable, Inc., 5.50%, 9/1/41	300,000	312,783
Time Warner, Inc.:
4.875%, 3/15/20	100,000	110,252
4.00%, 1/15/22	870,000	900,915
5.375%, 10/15/41	280,000	296,643
4.90%, 6/15/42	300,000	301,073
Toyota Motor Credit Corp., 2.05%, 1/12/17	300,000	307,942
United Parcel Service, Inc.:
3.125%, 1/15/21	150,000	153,789
2.45%, 10/1/22	300,000	284,576
US Bancorp, 2.95%, 7/15/22	300,000	288,542
US Bank:
4.95%, 10/30/14	100,000	102,620
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,029,029
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	400,000	385,452
Viacom, Inc.:
3.125%, 6/15/22	1,000,000	963,435
5.25%, 4/1/44	300,000	306,523
Wachovia Bank NA, 0.563%, 3/15/16 (r)	300,000	299,482
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	500,000	480,625
Walgreen Co., 1.80%, 9/15/17	400,000	402,689
Weingarten Realty Investors, 4.45%, 1/15/24	400,000	403,830
Whirlpool Corp., 3.70%, 3/1/23	700,000	693,459
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	525,027
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	358,997
Zoetis, Inc., 3.25%, 2/1/23	400,000	385,822

Total Corporate Bonds (Cost $85,909,445)		85,782,006

FLOATING RATE LOANS(d)- 0.1%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	148,131	148,556
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	196,500	196,653

Total Floating Rate Loans (Cost $343,882)		345,209

MUNICIPAL OBLIGATIONS - 0.9%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	325,131
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	200,000	190,238
4.704%, 5/1/16	200,000	173,474
New York City GO Bonds, 5.206%, 10/1/31	470,000	509,894
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	711,030
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	453,816
Puerto Rico Commonwealth GO Bonds, 8.00%, 7/1/35	300,000	280,188
Utah GO Bonds, 3.539%, 7/1/25	400,000	403,908

Total Municipal Obligations (Cost $3,174,272)		3,047,679

SOVEREIGN GOVERNMENT BONDS - 0.5%
Export Development Canada, 0.875%, 1/30/17	125,000	124,814
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	98,831
Province of Ontario Canada:
1.65%, 9/27/19	445,000	431,241
2.45%, 6/29/22	720,000	684,381
Province of Quebec Canada, 2.625%, 2/13/23	230,000	217,736

Total Sovereign Government Bonds (Cost $1,615,558)		1,557,003

U.S. TREASURY OBLIGATIONS - 2.7%
United States Treasury Bonds, 3.75%, 11/15/43	1,005,000	1,040,489
United States Treasury Notes:
0.75%, 3/15/17	1,495,000	1,489,394
1.625%, 3/31/19	3,125,000	3,107,909
2.25%, 3/31/21	1,400,000	1,393,000
2.75%, 2/15/24	2,125,000	2,129,649

Total U.S. Treasury Obligations (Cost $9,155,042)		9,160,441

TIME DEPOSIT - 6.5%
State Street Bank Time Deposit, 0.083%, 4/1/14	22,053,839	22,053,839

Total Time Deposit (Cost $22,053,839)		22,053,839

TOTAL INVESTMENTS (Cost $323,378,582) - 100.1%		338,940,399
Other assets and liabilities, net - (0.1%)		(375,938)
NET ASSETS - 100%		$338,564,461

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	50	6/14	$5,947,656	($52,018)
10 Year U.S. Treasury Notes	52	6/14	6,422,000	(64,254)
Ultra U.S. Treasury Bonds	7	6/14	1,011,281	6,726
Total Purchased				($109,546)

Sold:
2 Year U.S. Treasury Notes	47	6/14	$10,319,438	$502
5 Year U.S. Treasury Notes	15	6/14	1,784,297	10,600
Total Sold				$11,102

(b) This security was valued under the direction of the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Aerospace & Defense - 1.4%
Hexcel Corp.*	16,625	$723,851

Airlines - 2.0%
Alaska Air Group, Inc.	11,435	1,067,000

Auto Components - 2.8%
TRW Automotive Holdings Corp.*	18,430	1,504,257

Biotechnology - 4.8%
Myriad Genetics, Inc.*	42,025	1,436,835
United Therapeutics Corp.*	11,845	1,113,785
		2,550,620

Building Products - 2.7%
Lennox International, Inc.	15,825	1,438,651

Capital Markets - 2.9%
Waddell & Reed Financial, Inc.	20,620	1,518,044

Chemicals - 2.3%
Ecolab, Inc.	11,315	1,221,907

Commercial Services & Supplies - 1.3%
Deluxe Corp.	13,000	682,110

Communications Equipment - 5.3%
F5 Networks, Inc.*	11,835	1,261,966
Ubiquiti Networks, Inc.*	33,675	1,531,202
		2,793,168

Containers & Packaging - 1.6%
Rock-Tenn Co.	7,920	836,114

Diversified Consumer Services - 5.4%
Grand Canyon Education, Inc.*	31,900	1,489,730
Sotheby's	31,325	1,364,204
		2,853,934

Electronic Equipment & Instruments - 3.0%
Arrow Electronics, Inc.*	26,927	1,598,387

Energy Equipment & Services - 4.1%
Dresser-Rand Group, Inc.*	22,945	1,340,217
Geospace Technologies Corp.*	12,605	834,073
		2,174,290

Food Products - 1.6%
Ingredion, Inc.	12,206	830,984

Gas Utilities - 1.5%
AGL Resources, Inc.	16,675	816,408

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	19,645	1,288,516
Chemed Corp.	6,170	551,906
WellCare Health Plans, Inc.*	7,555	479,894
		2,320,316

Household Durables - 2.2%
The Ryland Group, Inc.	28,615	1,142,597

Household Products - 0.4%
Church & Dwight Co., Inc.	3,440	237,601

Insurance - 4.0%
American Financial Group, Inc.	19,710	1,137,464
Amtrust Financial Services, Inc.	26,920	1,012,461
		2,149,925

Internet Software & Services - 2.6%
AOL, Inc.*	31,670	1,386,196

IT Services - 5.8%
DST Systems, Inc.	16,158	1,531,617
Syntel, Inc.*	17,065	1,534,143
		3,065,760

Leisure Products - 3.0%
Polaris Industries, Inc.	11,580	1,617,842

Machinery - 5.4%
The Middleby Corp.*	5,670	1,498,071
Valmont Industries, Inc.	9,230	1,373,793
		2,871,864

Media - 2.8%
Gannett Co., Inc.	53,335	1,472,046

Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	10,615	750,056

Oil, Gas & Consumable Fuels - 2.2%
SM Energy Co.	16,345	1,165,235

Personal Products - 2.4%
Inter Parfums, Inc.	34,525	1,250,150

Pharmaceuticals - 3.0%
Questcor Pharmaceuticals, Inc.	24,155	1,568,384

Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	5,255	622,718

Road & Rail - 2.5%
Heartland Express, Inc.	59,385	1,347,446

Semiconductors & Semiconductor Equipment - 3.1%
Synaptics, Inc.*	27,030	1,622,341

Specialty Retail - 8.9%
Express, Inc.*	55,931	888,184
Lithia Motors, Inc.	19,445	1,292,315
Ross Stores, Inc.	19,820	1,418,121
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,675	1,138,079
		4,736,699

Total Equity Securities (Cost $42,531,366)		51,936,901

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$1,080,825	1,080,825

Total Time Deposit (Cost $1,080,825)		1,080,825

TOTAL INVESTMENTS (Cost $43,612,191) - 100.0%		53,017,726
Other assets and liabilities, net - 0.0%		134
NET ASSETS - 100%		$53,017,860

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 99.2%	SHARES	VALUE
Aerospace & Defense - 1.8%
Hexcel Corp.*	11,022	$479,898

Airlines - 1.8%
American Airlines Group, Inc.*	5,575	204,045
JetBlue Airways Corp.*	34,165	296,894
		500,939

Auto Components - 0.8%
Tenneco, Inc.*	3,750	217,762

Banks - 1.0%
The Bancorp, Inc.*	620	11,662
UMB Financial Corp.	4,147	268,311
		279,973

Biotechnology - 7.0%
Acorda Therapeutics, Inc.*	7,402	280,610
Aegerion Pharmaceuticals, Inc.*	1,955	90,165
Cell Therapeutics, Inc.*	41,380	140,692
Cubist Pharmaceuticals, Inc.*	2,717	198,749
Intercept Pharmaceuticals, Inc.*	260	85,745
Isis Pharmaceuticals, Inc.*	3,523	152,229
NPS Pharmaceuticals, Inc.*	3,475	104,007
Ophthotech Corp.*	4,440	158,686
Receptos, Inc.*	2,249	94,323
Seattle Genetics, Inc.*	5,358	244,110
Theravance, Inc.*	7,093	219,457
United Therapeutics Corp.*	1,470	138,224
		1,906,997

Building Products - 1.8%
PGT, Inc.*	7,166	82,481
Trex Co., Inc.*	3,733	273,106
USG Corp.*	4,277	139,943
		495,530

Capital Markets - 1.6%
FXCM, Inc.	8,946	132,132
Stifel Financial Corp.*	6,185	307,766
		439,898

Chemicals - 2.9%
Huntsman Corp.	13,923	340,000
Quaker Chemical Corp.	5,632	443,970
		783,970

Commercial Services & Supplies - 1.4%
Waste Connections, Inc.	8,332	365,442

Communications Equipment - 1.5%
Aruba Networks, Inc.*	7,584	142,200
Ixia*	4,680	58,500
Palo Alto Networks, Inc.*	2,960	203,056
		403,756

Construction & Engineering - 1.2%
EMCOR Group, Inc.	1,915	89,603
Northwest Pipe Co.*	6,416	232,002
		321,605

Construction Materials - 2.1%
Texas Industries, Inc.*	6,371	570,969

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc.*	2,290	106,943
Sotheby's	2,148	93,545
		200,488

Electrical Equipment - 0.7%
Thermon Group Holdings, Inc.*	8,405	194,828

Electronic Equipment & Instruments - 3.6%
Coherent, Inc.*	4,277	279,502
InvenSense, Inc.*	15,336	363,003
IPG Photonics Corp.*	4,523	321,495
		964,000

Energy Equipment & Services - 1.1%
Geospace Technologies Corp.*	4,652	307,823

Food & Staples Retailing - 3.1%
Fresh Market, Inc.*	6,288	211,277
Natural Grocers by Vitamin Cottage, Inc.*	11,671	509,556
United Natural Foods, Inc.*	1,730	122,691
		843,524

Food Products - 2.4%
Pinnacle Foods, Inc.	2,440	72,858
The WhiteWave Foods Co.*	20,210	576,794
		649,652

Health Care Equipment & Supplies - 6.1%
Align Technology, Inc.*	3,695	191,364
Cyberonics, Inc.*	2,656	173,304
Endologix, Inc.*	4,741	61,017
Natus Medical, Inc.*	2,917	75,258
Sirona Dental Systems, Inc.*	3,928	293,304
Spectranetics Corp.*	4,240	128,514
The Cooper Co.'s, Inc.	3,075	422,382
Thoratec Corp.*	8,981	321,610
		1,666,753

Health Care Providers & Services - 4.2%
Air Methods Corp.*	6,408	342,379
Centene Corp.*	6,985	434,816
MWI Veterinary Supply, Inc.*	367	57,113
Team Health Holdings, Inc.*	6,629	296,648
		1,130,956

Health Care Technology - 2.1%
athenahealth, Inc.*	500	80,120
MedAssets, Inc.*	16,785	414,758
Medidata Solutions, Inc.*	1,292	70,207
		565,085

Hotels, Restaurants & Leisure - 4.3%
Bally Technologies, Inc.*	7,285	482,777
Chuy's Holdings, Inc.*	4,455	192,189
Orient-Express Hotels Ltd.*	23,567	339,601
Pinnacle Entertainment, Inc.*	5,012	118,784
Potbelly Corp.*	2,523	45,086
		1,178,437

Household Durables - 1.1%
Universal Electronics, Inc.*	8,101	310,997

Insurance - 0.5%
Enstar Group Ltd.*	1,008	137,400

Internet Software & Services - 5.5%
Angie's List, Inc.*	10,580	128,864
Cornerstone OnDemand, Inc.*	8,471	405,507
Demandware, Inc.*	4,560	292,114
E2open, Inc.*	6,504	153,299
Marin Software, Inc.*	7,688	81,262
SciQuest, Inc.*	3,819	103,170
Trulia, Inc.*	9,724	322,837
		1,487,053

IT Services - 0.6%
MoneyGram International, Inc.*	8,555	150,996

Life Sciences - Tools & Services - 0.6%
PAREXEL International Corp.*	3,177	171,844

Machinery - 5.9%
Chart Industries, Inc.*	2,471	196,568
Colfax Corp.*	5,657	403,514
Crane Co.	1,872	133,193
Manitowoc Co., Inc.	10,418	327,646
Trimas Corp.*	4,251	141,133
WABCO Holdings, Inc.*	2,095	221,148
Woodward, Inc.	4,286	177,998
		1,601,200

Metals & Mining - 1.1%
RTI International Metals, Inc.*	10,556	293,246

Oil, Gas & Consumable Fuels - 3.6%
Diamondback Energy, Inc.*	1,865	125,533
Gulfport Energy Corp.*	7,635	543,459
Rice Energy, Inc.*	11,145	294,117
		963,109

Pharmaceuticals - 1.0%
Salix Pharmaceuticals Ltd.*	2,485	257,471

Professional Services - 0.7%
Paylocity Holding Corp.*	2,869	68,999
The Advisory Board Co.*	2,070	132,998
		201,997

Real Estate Investment Trusts - 2.1%
The GEO Group, Inc.	13,088	421,957
Two Harbors Investment Corp.	13,450	137,863
		559,820

Road & Rail - 1.6%
Landstar System, Inc.	4,383	259,561
Quality Distribution, Inc.*	13,860	180,041
		439,602

Semiconductors & Semiconductor Equipment - 4.3%
Cavium, Inc.*	8,810	385,261
EZchip Semiconductor Ltd.*	2,853	72,324
Kulicke & Soffa Industries, Inc.*	6,537	82,432
SunEdison, Inc.*	9,210	173,516
Teradyne, Inc.*	7,110	141,418
Veeco Instruments, Inc.*	7,755	325,167
		1,180,118

Software - 8.0%
Aspen Technology, Inc.*	6,481	274,535
Concur Technologies, Inc.*	1,309	129,683
Fortinet, Inc.*	8,578	188,973
Guidewire Software, Inc.*	3,908	191,687
Imperva, Inc.*	5,678	316,265
NICE Systems Ltd. (ADR)	6,026	269,121
PTC, Inc.*	4,139	146,645
QLIK Technologies, Inc.*	6,195	164,725
Qualys, Inc.*	7,318	186,097
The Ultimate Software Group, Inc.*	1,274	174,538
Varonis Systems, Inc.*	3,697	132,205
		2,174,474

Specialty Retail - 5.9%
Genesco, Inc.*	10,681	796,482
Outerwall, Inc.*	2,582	187,195
TravelCenters of America LLC*	4,742	38,647
Vitamin Shoppe, Inc.*	12,159	577,796
		1,600,120

Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp.*	1,435	114,412
Steven Madden Ltd.*	8,261	297,231
Vince Holding Corp.*	4,888	128,848
		540,491

Thrifts & Mortgage Finance - 1.5%
Home Loan Servicing Solutions, Ltd.	12,034	259,934
MGIC Investment Corp.*	15,675	133,551
		393,485

Total Equity Securities (Cost $19,160,393)		26,931,708

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	277,395	277,395

Total Time Deposit (Cost $277,394)		277,395

TOTAL INVESTMENTS (Cost $19,437,787) - 100.2%		27,209,103
Other assets and liabilities, net - (0.2%)		(47,378)
NET ASSETS - 100%		$27,161,725

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

ASSET-BACKED SECURITIES - 2.1%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$34,547	$34,632
2.84%, 5/15/19 (e)	90,000	91,849
2.39%, 11/12/19 (e)	100,000	100,391
AmeriCredit Automobile Receivables Trust, 5.19%, 8/17/15	39,688	39,873
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	98,500	99,495
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	179,954	177,661
MVW Owner Trust, 2.15%, 4/22/30 (e)	83,786	84,383
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	75,831

Total Asset-Backed Securities (Cost $702,410)		704,115

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
Structured Agency Credit Risk Debt Notes, 1.604%, 11/25/23 (r)	65,665	66,034

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $65,665)		66,034

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Aventura Mall Trust, 3.743%, 12/5/32 (e)(r)	100,000	100,729
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	200,000	194,797
Extended Stay America Trust:
2.958%, 12/5/31 (e)	130,000	128,980
3.604%, 12/5/31 (e)	125,000	125,011
GS Mortgage Securities Corp. II:
1.607%, 11/8/29 (e)(r)	370,000	370,463
3.007%, 12/10/30 (e)	155,000	143,803
Madison Avenue Trust, 3.843%, 10/12/32 (e)	250,000	260,974
Motel 6 Trust, 2.743%, 10/5/25 (e)	150,000	150,693
ORES NPL LLC, 3.081%, 9/25/25 (e)	78,031	78,033

Total Commercial Mortgage-Backed Securities (Cost $1,562,404)		1,553,483

CORPORATE BONDS - 73.9%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	107,657
AbbVie, Inc.:
2.90%, 11/6/22	200,000	192,536
4.40%, 11/6/42	150,000	146,743
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	185,820
America Movil SAB de CV, 2.375%, 9/8/16	100,000	102,900
American Express Centurion Bank, 0.687%, 11/13/15 (r)	250,000	251,146
American International Group, Inc., 4.875%, 6/1/22	250,000	273,756
Amgen, Inc., 2.50%, 11/15/16	50,000	51,669
Anadarko Petroleum Corp., 6.375%, 9/15/17	100,000	114,482
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	93,974
4.00%, 1/17/43	100,000	93,252
Apple, Inc., 3.85%, 5/4/43	100,000	88,680
ArcelorMittal, 6.125%, 6/1/18	150,000	164,438
AT&T, Inc.:
2.95%, 5/15/16	100,000	104,138
3.90%, 3/11/24	200,000	199,434
Autodesk, Inc., 1.95%, 12/15/17	200,000	200,575
Bank of America Corp.:
5.25%, 12/1/15	200,000	212,868
4.125%, 1/22/24	300,000	303,381
Bank of America NA, 5.30%, 3/15/17	650,000	715,290
Bank of New York Mellon Corp., 2.40%, 1/17/17	50,000	51,690
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	97,432
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	200,000	199,362
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	540,000	596,700
Boston Properties LP:
3.70%, 11/15/18	100,000	106,078
3.85%, 2/1/23	100,000	100,841
BP Capital Markets plc, 3.245%, 5/6/22	200,000	198,317
Capital One Bank, 3.375%, 2/15/23	200,000	194,611
Cemex Finance LLC, 6.00%, 4/1/24 (e)	100,000	100,250
Cemex SAB de CV, 5.234%, 9/30/15 (e)(r)	200,000	206,550
CenturyLink, Inc.:
6.45%, 6/15/21	150,000	161,250
7.65%, 3/15/42	100,000	94,375
Chevron Corp., 3.191%, 6/24/23	100,000	98,788
CIT Group, Inc., 5.25%, 3/15/18	100,000	107,500
Citigroup, Inc.:
2.50%, 9/26/18	500,000	502,713
5.50%, 9/13/25	80,000	85,216
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	101,746
Comcast Corp., 3.125%, 7/15/22	100,000	98,849
COX Communications, Inc., 3.25%, 12/15/22 (e)	100,000	93,938
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	300,000	325,287
Cummins, Inc., 4.875%, 10/1/43	100,000	107,292
CVS Pass-Through Trust, 6.036%, 12/10/28	104,021	116,837
DDR Corp., 4.75%, 4/15/18	300,000	325,244
Discover Financial Services, 3.85%, 11/21/22	200,000	196,325
Dow Chemical Co., 4.375%, 11/15/42	100,000	92,308
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	74,126
Ecolab, Inc., 4.35%, 12/8/21	150,000	161,400
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	453,000
ERP Operating LP, 4.625%, 12/15/21	100,000	108,108
Excalibur One 77B LLC, 1.492%, 1/1/25	41,211	39,003
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	100,000	106,375
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	211,961
4.25%, 2/3/17	100,000	107,371
5.875%, 8/2/21	200,000	230,127
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	240,000	233,477
5.45%, 3/15/43	50,000	49,169
General Electric Capital Corp.:
2.90%, 1/9/17	300,000	313,927
4.625%, 1/7/21	100,000	110,102
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	423,599
General Electric Co., 4.50%, 3/11/44	100,000	101,551
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	104,027
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	100,042
Glencore Funding LLC:
1.394%, 5/27/16 (e)(r)	100,000	100,131
1.599%, 1/15/19 (e)(r)	200,000	199,359
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	200,000	201,329
2.625%, 1/31/19	200,000	199,488
4.00%, 3/3/24	500,000	497,783
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	150,000	157,500
Hershey Co., 1.50%, 11/1/16	50,000	50,852
International Business Machines Corp.:
2.90%, 11/1/21	100,000	99,834
3.625%, 2/12/24	100,000	100,829
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp.:
1.25%, 12/2/14	75,000	75,479
2.00%, 1/13/17	50,000	51,160
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	300,792
3.20%, 1/25/23	600,000	581,802
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	150,000	157,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	26,353	28,567
Kia Motors Corp., 3.625%, 6/14/16 (e)	150,000	156,100
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	100,603
Kroger Co., 3.85%, 8/1/23	100,000	99,574
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	100,000	99,726
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	292,500
Leucadia National Corp., 5.50%, 10/18/23	300,000	312,549
Life Technologies Corp., 6.00%, 3/1/20	100,000	115,075
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	183,988
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	103,054
LYB International Finance BV, 5.25%, 7/15/43	100,000	105,307
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	117,135
MetLife, Inc., 4.875%, 11/13/43	100,000	103,823
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	104,391
Morgan Stanley:
4.75%, 4/1/14	100,000	100,000
2.125%, 4/25/18	300,000	299,343
5.00%, 11/24/25	150,000	154,338
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	96,598
4.45%, 1/15/43	200,000	193,490
NetApp, Inc., 3.25%, 12/15/22	100,000	93,310
New York Life Global Funding, 1.65%, 5/15/17 (e)	50,000	50,642
NII Capital Corp.:
10.00%, 8/15/16	100,000	40,500
7.625%, 4/1/21	100,000	28,000
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (e)	100,000	101,154
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	143,630
PacifiCorp:
2.95%, 2/1/22	250,000	246,816
4.10%, 2/1/42	100,000	95,578
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	304,768
PepsiCo, Inc., 2.75%, 3/5/22	100,000	97,046
Pernod Ricard SA:
4.45%, 1/15/22 (e)	250,000	261,459
4.25%, 7/15/22 (e)	50,000	51,353
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	275,763
ProLogis LP, 6.875%, 3/15/20	37,000	43,697
Regions Bank, 7.50%, 5/15/18	100,000	118,019
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	200,227
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	150,057
Royal Bank of Canada, 1.20%, 9/19/18	345,000	342,586
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	255,000	260,621
Sanofi SA, 1.25%, 4/10/18	100,000	97,833
SBA Tower Trust, 2.24%, 4/15/43 (e)	180,000	176,549
Shell International Finance BV:
2.25%, 1/6/23	200,000	184,939
4.55%, 8/12/43	100,000	103,360
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	250,000	265,000
9.00%, 5/1/18 (e)	100,000	102,000
Standard Chartered plc, 3.95%, 1/11/23 (e)	200,000	191,048
SunTrust Bank, 0.526%, 8/24/15 (r)	300,000	299,146
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	104,860
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	111,260
Time Warner, Inc.:
4.00%, 1/15/22	290,000	300,305
5.375%, 10/15/41	100,000	105,944
4.90%, 6/15/42	200,000	200,716
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	103,676
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	102,647
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	93,780
United Technologies Corp., 4.50%, 6/1/42	100,000	101,827
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	411,612
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	240,908
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	328,296
5.05%, 3/15/34	200,000	205,175
6.55%, 9/15/43	350,000	425,927
Viacom, Inc., 3.875%, 4/1/24	100,000	99,754
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	300,000	288,375
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	94,006
4.00%, 4/11/43	150,000	139,612
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	100,000	100,959
3.60%, 1/15/17 (e)	125,000	130,182
Zoetis, Inc., 4.70%, 2/1/43	100,000	98,964

Total Corporate Bonds (Cost $24,205,816)		24,543,515

MUNICIPAL OBLIGATIONS - 0.4%
Government Development Bank for Puerto Rico Revenue Bonds, 4.704%, 5/1/16	100,000	86,737
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	40,000	41,690

Total Municipal Obligations (Cost $130,097)		128,427

SOVEREIGN GOVERNMENT BONDS - 1.4%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	380,212
Province of Quebec Canada, 2.625%, 2/13/23	75,000	71,001

Total Sovereign Government Bonds (Cost $473,420)		451,213

U.S. TREASURY OBLIGATIONS - 10.4%
United States Treasury Bonds, 3.75%, 11/15/43	1,045,000	1,081,901
United States Treasury Notes:
0.375%, 3/31/16	265,000	264,689
0.75%, 3/15/17	430,000	428,388
1.625%, 3/31/19	365,000	363,004
2.25%, 3/31/21	200,000	199,000
2.75%, 2/15/24	1,125,000	1,127,461

Total U.S. Treasury Obligations (Cost $3,440,333)		3,464,443

TIME DEPOSIT - 5.5%
State Street Bank Time Deposit, 0.083%, 4/1/14	1,815,952	1,815,952

Total Time Deposit (Cost $1,815,952)		1,815,952

TOTAL INVESTMENTS (Cost $32,396,097) - 98.6%		32,727,182
Other assets and liabilities, net - 1.4%		478,896
NET ASSETS - 100%		$33,206,078

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	4	6/14	$475,813	$276
Ultra U.S. Treasury Bonds	1	6/14	144,469	961
Total Purchased				$1,237

Sold:
2 Year U.S. Treasury Notes	7	6/14	$1,536,938	($993)
10 Year U.S. Treasury Notes	7	6/14	864,500	6,335
Total Sold				$5,342

(b) This security was valued under the direction of the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 101.2%	SHARES	VALUE
Aerospace & Defense - 1.9%
B/E Aerospace, Inc.*	2,329	$202,134

Banks - 4.4%
SunTrust Banks, Inc.	4,225	168,113
Wells Fargo & Co.	6,145	305,652
		473,765

Beverages - 4.3%
PepsiCo, Inc.	1,633	136,355
The Coca-Cola Co.	8,430	325,904
		462,259

Biotechnology - 3.2%
Gilead Sciences, Inc.*	4,786	339,136

Capital Markets - 1.7%
T. Rowe Price Group, Inc.	2,251	185,370

Chemicals - 2.7%
Ecolab, Inc.	1,861	200,969
Praxair, Inc.	649	85,000
		285,969

Communications Equipment - 4.8%
Juniper Networks, Inc.*	4,054	104,431
QUALCOMM, Inc.	5,195	409,678
		514,109

Consumer Finance - 2.4%
American Express Co.	2,884	259,647

Diversified Financial Services - 2.6%
IntercontinentalExchange Group, Inc.	1,389	274,786

Electrical Equipment - 2.3%
Eaton Corp. plc	2,299	172,701
Rockwell Automation, Inc.	568	70,744
		243,445

Energy Equipment & Services - 2.4%
Cameron International Corp.*	2,412	148,989
Noble Corp. plc	3,097	101,396
		250,385

Food & Staples Retailing - 8.2%
Costco Wholesale Corp.	2,054	229,391
CVS Caremark Corp.	6,801	509,123
Whole Foods Market, Inc.	2,662	134,990
		873,504

Health Care Providers & Services - 6.7%
CIGNA Corp.	3,291	275,555
DaVita HealthCare Partners, Inc.*	2,003	137,907
Express Scripts Holding Co.*	3,958	297,206
		710,668

Hotels, Restaurants & Leisure - 5.7%
McDonald's Corp.	2,399	235,174
Panera Bread Co.*	448	79,058
Starbucks Corp.	4,023	295,208
		609,440

Industrial Conglomerates - 3.7%
3M Co.	853	115,718
Danaher Corp.	3,759	281,925
		397,643

Insurance - 1.5%
Aon plc	1,936	163,166

Internet & Catalog Retail - 3.8%
Amazon.com, Inc.*	776	261,140
The Priceline Group, Inc.*	123	146,602
		407,742

Internet Software & Services - 6.5%
eBay, Inc.*	4,273	236,040
Google, Inc.*	411	458,064
		694,104

IT Services - 2.5%
Alliance Data Systems Corp.*	321	87,457
Visa, Inc.	826	178,300
		265,757

Media - 2.6%
The Walt Disney Co.	3,439	275,361

Multiline Retail - 1.0%
Nordstrom, Inc.	1,742	108,788

Pharmaceuticals - 7.9%
Allergan, Inc.	2,334	289,649
Bristol-Myers Squibb Co.	4,293	223,021
Novartis AG (ADR)	1,128	95,903
Perrigo Co. plc	1,536	237,558
		846,131

Road & Rail - 0.5%
Genesee & Wyoming, Inc.*	541	52,650

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	3,400	160,310

Software - 3.7%
Informatica Corp.*	2,846	107,522
Microsoft Corp.	2,830	116,002
VMware, Inc.*	1,630	176,072
		399,596

Specialty Retail - 4.5%
Bed Bath & Beyond, Inc.*	830	57,104
Lowe's Co.'s, Inc.	5,016	245,282
Ross Stores, Inc.	2,436	174,296
		476,682

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	828	444,421

Textiles, Apparel & Luxury Goods - 2.1%
Michael Kors Holdings Ltd.*	831	77,507
Nike, Inc., Class B	2,040	150,674
		228,181

Trading Companies & Distributors - 1.9%
Fastenal Co.	4,007	197,625

Total Equity Securities (Cost $7,394,992)		10,802,774

TIME DEPOSIT - 0.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$ 82,519	82,519

Total Time Deposit (Cost $82,519)		82,519

TOTAL INVESTMENTS (Cost $7,477,511) - 102.0%		10,885,293
Other assets and liabilities, net - (2.0%)		(209,946)
NET ASSETS - 100%		$10,675,347

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of five separate portfolios. Calvert VP SRI Equity and Calvert VP Small Cap Growth Portfolios are registered as diversified portfolios. Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, and Calvert VP Income Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of March 31, 2014:

	Market Value	% of Net Assets
Calvert VP Income	$27	0.0%
Calvert VP SRI Balanced	$0	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$51,936,901	-	-	$51,936,901
Other debt obligations	-	$1,080,825	-	1,080,825
TOTAL	$51,936,901	$1,080,825	-	$53,017,726

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$10,802,774	-	-	$10,802,774
Other debt obligations	-	$82,519	-	82,519
TOTAL	$10,802,774	$82,519	-	$10,885,293

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$704,115	-	$704,115
Collateralized mortgage-backed obligations		66,034		66,034
Commercial mortgage-backed securities	-	1,553,483	-	1,553,483
Corporate debt	-	24,543,488	$27	24,543,515
Municipal obligations	-	128,427	-	128,427
U.S. government obligations	-	3,464,443	-	3,464,443
Other debt obligations	-	2,267,165	-	2,267,165
TOTAL	-	$32,727,155	$27**	$32,727,182

Other financial instruments ***	$6,579	-	-	$6,579

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$200,249,425	-	-	$200,249,425
Asset-backed securities	-	$9,467,806	-	9,467,806
Collateralized mortgage-backed obligations	-	732,613	-	732,613
Commercial mortgage-backed securities	-	6,544,378	-	6,544,378
Corporate debt	-	85,782,006	**	85,782,006
Municipal obligations	-	3,047,679	-	3,047,679
U.S. government obligations	-	9,160,441	-	9,160,441
Other debt obligations	-	23,956,051	-	23,956,051
TOTAL	$200,249,425	$138,690,974	**	$338,940,399

Other financial instruments***	($98,444)	-	-	($98,444)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$26,931,708	-	-	$26,931,708
Other debt obligations	-	$277,395	-	277,395
TOTAL	$26,931,708	$277,395	-	$27,209,103

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, or, in the case of Calvert VP SRI Balanced Portfolio, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio or to provide market exposure to the Portfolio’s uncommitted cash balances.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates, or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios. During the period, the Portfolios used U.S. Treasury futures contracts to hedge against interest rate changes, to manage overall duration, and, in the case of Calvert VP SRI Balanced Portfolio, market index futures to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the period ended March 31, 2014, Calvert VP Income Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures and 30 year U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 1 contract and $25,357 weighted average notional value.

During the period ended March 31, 2014, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, 30 year and Ultra U.S. Treasury Bond futures, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 98 contracts and $12,381,063 weighted average notional value.

Loan Participations and Assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2014, and net realized capital loss carryforwards as of December 31, 2013 with expiration dates, where applicable:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$7,486,008	$43,657,666	$323,577,489
Unrealized appreciation	$3,418,575	$10,516,282	$20,900,947
Unrealized (depreciation)	(19,290)	(1,156,222)	(5,538,037)
Net appreciation (depreciation)	$3,399,285	$9,360,060	$15,362,910

	CALVERT VP INCOME	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$32,412,473	$19,484,430
Unrealized appreciation	$764,511	$8,281,256
Unrealized (depreciation)	(449,802)	(556,583)
Net appreciation (depreciation)	$314,709	$7,724,673

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE:	CALVERT VP INCOME*
31-Dec-15	($2,920,797)
31-Dec-16	(1,237,349)
31-Dec-17	(1,654,294)
31-Dec-18	(175,128)

NO EXPIRATION DATE:
Short-term	($235,951)
Long-term	(892,554)

* Calvert VP Income Portfolio’s use of capital loss carryforwards acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — SUBSEQUENT EVENTS

On December 11, 2013, the Board of Directors of Calvert Variable Series, Inc. approved the reorganizations of the Calvert VP Small Cap Growth, Calvert VP SRI Equity, and Calvert VP Income Portfolios into the Calvert VP Russell 2000 Small Cap Index, Calvert VP S&P 500 Index, and Calvert VP Investment Grade Bond Index Portfolios, respectively. Shareholders approved these reorganizations at a meeting on April 11, 2014 and the reorganizations took place on April 30, 2014.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chair -- Principal Executive Officer

Date:    May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chair -- Principal Executive Officer

Date:    May 29, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 29, 2014